Investments and cash held in Trust (Tables)	12 Months Ended
Dec. 31, 2012
Investment Held In Trust [Abstract]
Held-to-maturity Securities [Table Text Block]

The carrying amount, excluding accrued interest income, gross unrealized holding gains and fair value of held to maturity securities at December 31, 2012 are as follows:

	Carrying Amount	Gross Unrealized Holding Losses	Fair Value
Held-to-maturity:
U.S. Treasury Securities	$75,155,281	$5,712	$75,160,993